Document And Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2014	Dec. 12, 2014	Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	NEAH POWER SYSTEMS, INC.
Document Type	10-K
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		974,662,447
Entity Public Float			$ 16,824,784
Amendment Flag	false
Entity Central Index Key	0001162816
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY